Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of movement of the right of use assets recognized
	Transportation units	Other	Total
	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1, 2020	-	109	109
Additions	7,504	-	7,504
Sales and/or retirement	-	(71)	(71)

Balance as of December 31, 2020	7,504	38	7,542
Additions	217	-	217
Sales and/or retirement	-	(3)	(3)

Balance as of December 31, 2021	7,721	35	7,756
Accumulated depreciation -
Balance as of January 1, 2020	-	63	63
Additions	1,501	33	1,534
Sales and/or retirement	-	(61)	(61)

Balance as of December 31, 2020	1,501	35	1,536

Additions	1,552	-	1,552
Balance as of December 31, 2021	3,053	35	3,088
Net book value
As of December 31, 2020	6,003	3	6,006

As of December 31, 2021	4,668	-	4,668

Schedule of movement of the lease liabilities recognized
	2021	2020
	S/(000)	S/(000)

Balance as of January 1	6,633	57
Additions	217	7,504
Financial interest expenses	383	409
Dues payments	(2,419)	(1,669)
Sales and disposals	-	(19)
Others	1,015	351

Balance as of December 31	5,829	6,633
Maturity
Current portion	1,856	1,531
Non-current portion	3,973	5,102

Balance as of December 31	5,829	6,633